LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES
8.	LEASES

The Group has entered into various non-cancellable operating agreements for land use rights, certain offices, warehouses, retail and service locations, parking lots and vehicles worldwide. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor.

The components of lease cost were as follows:

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Operating lease cost	25,198	27,815	21,701
Short-term lease cost	10,020	4,288	2,595
Variable lease cost	—	141	49
Total	35,218	32,244	24,345

Certain leases have annual rent escalations based on subsequent year-to-year changes in the consumer price index (“CPI”). While operating lease liabilities are not remeasured as a result of changes to the CPI, the year-to-year changes to the CPI are treated as variable lease payments and recognized in the period in which they are incurred.

The above lease costs are recognized as cost of sales, selling and marketing expenses, general and administrative expenses and research and development expenses.

Supplemental cash flows information related to leases was as follows:

	Year Ended December 31,
	2024	2023	2022
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases*	22,260	34,752	16,085
Right-of-use assets obtained in exchange for lease obligations
Operating leases	8,013	42,707	76,584

*For the years ended December 31, 2024, 2023 and 2022, this amount includes prepayments for land use rights of nil, US$10,900 and nil, respectively, with lease terms of 40 years to 50 years.

Supplemental balance sheet information related to leases was as follows:

	As of December 31,
	2024	2023
	US$	US$
Operating Leases
Operating lease right-of-use assets*	144,029	173,103
Total operating lease assets	144,029	173,103
Operating lease liabilities, current
− Operating lease liabilities-third parties	14,094	16,760
− Operating lease liabilities-related parties**	1,028	840
Operating lease liabilities, non-current
− Operating lease liabilities-third parties	68,331	91,929
− Operating lease liabilities-related parties	10,729	12,064
Total operating lease liabilities	94,182	121,593

*Operating lease right-of-use assets included land use rights with carrying amount of US$52,811, of which, US$32,653 were pledged as security for the exchangeable notes as mentioned in note 15 as of December 31, 2023, which were cancelled in April 2024.

**This item is included in accrued expenses and other current liabilities – related parties in the consolidated balance sheets as of December 31, 2024 and 2023, respectively.

Weighted average remaining lease term and weighted average discount rate for leases, excluding prepaid land use rights, are as follows:

	Year ended December 31,
	2024	2023	2022
Weighted-average remaining lease term
Operating leases	7.33 years	8.01 years	8.37 years
Weighted-average discount rate
Operating leases	6.80%	6.60%	6.99%

Because the leases do not provide an implicit rate of return, the Group used the incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments.

Maturities of operating lease liabilities were as follows:

As of
December 31,
2024
US$
2025	19,812
2026	17,672
2027	16,120
2028	14,844
2029	13,318
Thereafter	36,352
Total undiscounted lease payments	118,118
Less: imputed interest	(23,936)
Total lease liabilities	94,182

As of December 31, 2024, the Group had future minimum lease payments for non-cancelable short-term operating leases of US$242.